April 17, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard World Fund (the Trust)
File No. 2-17620

Commissioners:

Enclosed is the 128th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this Amendment are to (1) disclose the CRSP US Mega Cap Value Index and CRSP US Mega Cap Growth Index as the new target indexes for the Vanguard Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Growth Index Fund, respectively, each a series of the Trust, and to change the name of the Vanguard Mega Cap 300 Value Index Fund to Vanguard Mega Cap Value Index Fund, and the Vanguard Mega Cap 300 Growth Index Fund to Vanguard Mega Cap Growth Index Fund to better coincide with their new target indexes, (2) to rename the Funds’ ETF Share classes to reflect the new target indexes, and (3) effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of June 17, 2013, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(b)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc:	Chad Eskildsen
U.S.	Securities & Exchange Commission